Capital management (Tables)	12 Months Ended
Dec. 31, 2025
Capital management [abstract]
Capital management
2025 2024
Current portion of long-term debt [note 13] $ - $ 285,707
Long-term debt [note 13] 996,348 995,583
Cash and cash equivalents (1,114,860) (600,462)
Short-term investments (99,603) -
Net debt (218,115) 680,828
Non-controlling interest 15 26
Shareholders' equity 6,903,363 6,364,307
Total
equity
6,903,378 6,364,333
Total capital $ 6,685,263 $ 7,045,161